Federated Hermes Project and Trade Finance Tender Fund
Portfolio of Investments
June 30, 2024 (unaudited)
Foreign Currency Par Amount, Principal Amount or Shares			Acquisition Date[1]	Acquisition Cost in U.S. Dollars[1]	Value in U.S. Dollars
		TRADE FINANCE AGREEMENTS—88.4%
		Air Transportation—0.5%
$ 3,967,567	[2]	Aercap Holdings NV, 6.835% (3-month USLIBOR +1.500%), 12/31/2028	11/23/2021	$ 3,970,301	$ 3,967,567
		Airlines—1.2%
9,000,000	[2]	Maher Terminals, LLC, 7.845% (SOFR CME +2.500%), 11/17/2025	3/7/2024	8,932,500	8,938,023
		Automotive—0.5%
4,000,000	[2]	JSC UzAuto Motors (“UzAuto Motors”), 9.516% (SOFR CME +4.250%), 8/24/2026	9/18/2023	4,000,000	4,000,000
		Banking—13.6%
EUR 5,000,000	[2]	Akbank T.A.S., 5.575% (3-month EURIBOR +3.825%), 4/28/2025	4/17/2024	5,293,048	5,299,919
$ 2,114,000	[2]	Akbank T.A.S., 7.582% (SOFR CME +2.250%), 10/17/2024	5/24/2024	2,053,035	2,065,564
2,155,000	[2]	Denizbank A.S., 7.482% (SOFR CME +2.150%), 10/17/2024	5/24/2024	2,093,649	2,104,480
2,000,000	[2]	Eastern and Southern African Trade and Development Bank, 6.634% (SOFR CME +1.300%), 11/23/2025	6/5/2024	1,989,000	1,989,187
5,000,000	[2]	Eastern and Southern African Trade and Development Bank, 6.784% (SOFR CME +1.450%), 11/23/2026	11/21/2023- 11/30/2023	5,000,000	5,000,000
4,140,000	[2]	Far East Horizon Ltd., 6.834% (1-month USLIBOR +1.400%), 9/10/2024	9/15/2021	4,140,000	4,140,000
8,500,000	[2]	Joint Stock Commercial Bank Agrobank, 8.153% (SOFR CME +3.000%), 1/24/2025	1/29/2024	8,410,750	8,491,829
11,000,000	[2]	Joint-Stock Co. Asakabank, 8.725% (SOFR CME +3.500%), 3/28/2025	10/4/2023- 3/25/2024	10,985,000	11,023,231
4,454,545	[2]	Puma International Financing S.A. (Lux Inc.), 7.787% (SOFR CME +2.350%), 6/5/2027	5/30/2024	4,454,546	4,427,724
975,000	[2]	Sonangol Finance Limited (“SFL”) incorporated in Cayman Islands, a wholly owned subsidiary of Sonangol EP, 10.704% (SOFR CME +5.750%), 9/15/2027	4/25/2024	965,250	962,573
EUR 7,000,000	[2]	T.C. Ziraat Bankasi A.S., 5.614% (3-month EURIBOR +1.750%), 4/30/2025	4/17/2024	7,383,961	7,378,409
$ 5,000,000	[2]	T.C. Ziraat Bankasi A.S., 7.340% (SOFR CME +2.000%), 4/16/2025	4/17/2024	4,958,375	4,943,730
2,835,000	[2]	Turkiye Garanti Bankasi A.S., 7.512% (SOFR CME +2.250%), 10/3/2025	5/24/2024	2,675,871	2,694,532
14,500,000	[2]	Turkiye Ihracat Kredi Bankasi A.S., 7.283% (SOFR CME +2.000%), 5/21/2025	5/13/2024	14,500,000	14,417,382
7,500,000	[2]	Turkiye Ihracat Kredi Bankasi A.S., 8.728% (SOFR CME +3.350%), 9/17/2024	9/13/2023	7,500,000	7,500,000
10,000,000	[2]	Turikiye Vakiflar Bankasi T.A.O., 7.434% (SOFR CME +2.000%), 5/31/2025	5/13/2024	9,927,500	9,889,925
EUR 5,000,000	[2]	Yapi ve Kredi Bankasi A.S., 6.556% (3-month EURIBOR +2.750%), 11/14/2024	4/17/2024	5,331,467	5,343,813
$ 8,000,000	[2]	Zenith Bank PLC, 8.323% (SOFR CME +3.000%), 1/24/2025	2/7/2024	8,000,000	8,000,000
		TOTAL			105,672,298
		Basic Industry - Metals/Mining Excluding Steel—4.1%
11,168,317	[2]	CSN, 7.825% (SOFR CME +2.500%), 12/31/2027	3/26/2024	11,168,317	11,058,116
5,500,000	[2]	Harmony Gold Mining Co. Ltd., 8.160% (SOFR CME +2.830%), 5/31/2027	7/31/2018- 7/6/2021	5,507,949	5,500,000
12,500,000	[2]	Navoi Mining and Metallurgical Co., 10.086% (SOFR CME +4.760%), 4/20/2027	5/18/2022- 5/30/2024	12,404,375	12,500,000
3,200,000	[2]	PJSC MMC Norilsk Nickel, 6.860% (SOFR CME +1.400%), 2/20/2025	11/30/2020- 10/22/2021	3,174,193	3,032,511
		TOTAL			32,090,627
		Basic Industry - Steel Producers/Products—0.8%
6,500,000	[2]	JSC Uzbek Steel, 9.571% (SOFR CME +4.250%), 8/4/2024	8/22/2023	6,502,250	6,500,134
		Beverages—0.5%
3,720,588	[2]	International Beverage Tashkent, 10.072% (SOFR CME +4.500%), 12/29/2026	12/28/2021- 3/8/2022	3,720,588	3,720,433

Foreign Currency Par Amount, Principal Amount or Shares			Acquisition Date[1]	Acquisition Cost in U.S. Dollars[1]	Value in U.S. Dollars
		TRADE FINANCE AGREEMENTS—continued
		Chemicals—2.6%
$ 4,355,000	[2]	Egyptian Ethylene & Derivatives Co. SAE, 9.347% (SOFR CME +4.000%), 9/13/2028	9/22/2023- 10/17/2023	$ 4,355,000	$ 4,355,000
3,262,011	[2]	OQ Trading (US), Inc., 6.594% (SOFR CME +1.250%), 7/22/2024	6/25/2024	3,246,477	3,246,477
3,325,406	[2]	OQ Trading (US), Inc., 6.593% (SOFR CME +5.344%), 7/15/2024	6/25/2024	3,313,834	3,313,834
9,600,000	[2]	PJSC Acron, 7.029% (1-month USLIBOR +1.700%), 5/18/2026	11/26/2021	9,600,000	9,313,502
		TOTAL			20,228,813
		Communications - Cable & Satellite—0.4%
3,375,000	[2]	IHS Zambia Ltd., 10.590% (3-month USLIBOR +5.000%), 12/15/2027	11/26/2021	3,370,688	3,387,409
		Communications - Telecom Wirelines—1.9%
5,955,000	[2]	Gridiron Fiber Corp., 9.085% (SOFR CME +3.750%), 8/31/2030	11/22/2023	5,955,000	5,955,000
EUR 8,200,000	[2]	Telekom Srbija a.d. Beograd, 8.709% (6-month EURIBOR +4.950%), 6/1/2026	5/26/2023- 5/30/2023	8,693,710	8,781,794
		TOTAL			14,736,794
		Consumer Cyclical - Automotive—1.2%
8,500,000		INEOS Automotive Ltd. (UK), 6.750%, 12/27/2024	6/26/2024	9,078,849	9,103,079
		Consumer Goods - Food - Wholesale—1.6%
$ 68,750	[2]	Ghana Cocoa Board, 10.118% (6-month USLIBOR +4.400%), 11/12/2024	5/13/2020	68,750	68,111
12,500,000	[2]	Marfrig Global Foods S.A., 7.126% (SOFR CME +1.800%), 4/27/2026	5/24/2024	12,500,000	12,509,307
894,737	[2,3,4,5]	Vicentin SAIC II, 10.793% (3-month USLIBOR +6.000%), 1/15/2024	1/8/2018- 2/21/2018	894,737	98,421
		TOTAL			12,675,839
		Electric Utilities—1.0%
3,762,712	[2]	Karpower Latam Solutions DMCC, 10.580% (SOFR CME +5.250%), 10/30/2026	8/29/2023	3,747,661	3,745,593
4,394,568	[2]	Qatar Electricity and Water Co., 10.667% (SOFR CME +5.320%), 6/30/2027	2/8/2024	4,321,458	4,315,799
		TOTAL			8,061,392
		Energy - Exploration & Production—10.9%
EUR 12,000,000	[2]	Axpo Solutions AG, 4.855% (3-month EURIBOR +1.050%), 7/31/2024	5/16/2024	13,040,402	12,849,345
$11,000,000	[2]	Azule Energy Holding Ltd., 9.820% (SOFR CME +4.500%), 7/29/2029	10/27/2022- 12/19/2022	11,000,000	11,100,649
9,947,826	[2]	BlueNord Energy Denmark A/S, 9.330% (SOFR CME +4.000%), 6/30/2030	6/7/2024	9,947,826	9,925,041
EUR 15,312,500	[2]	Borrower Prime Oil and Gas Cooperatief UA, parent holdco offshore in Netherlands, 9.344% (SOFR CME +0.540%), 6/30/2029	3/28/2024- 6/3/2024	15,266,561	15,243,256
$ 7,022,277	[2]	Carmo Energy S.A., 8.064% (SOFR CME +5.280%), 12/23/2027	6/30/2023	7,022,277	7,057,388
11,000,000	[2]	CC Energy Development Ltd., 9.370% (SOFR CME +3.750%), 7/1/2028	8/31/2022	11,000,000	11,000,000
5,000,000	[2]	SOCAR Energy, 9.188% (6-month USLIBOR +3.450%), 8/11/2026	8/11/2021	4,957,500	5,000,000
4,981,667	[2]	Sonangol Finance Ltd., 9.658% (1-month USLIBOR +4.200%), 1/31/2025	12/16/2022- 10/11/2023	4,945,787	4,981,667
7,242,857	[2]	Sonangol Finance Ltd., 10.708% (1-month USLIBOR +5.250%), 9/30/2026	9/15/2021- 4/25/2024	7,185,429	7,242,857
		TOTAL			84,400,203
		Energy - Gas Distribution—3.0%
2,556,532	[2]	Papua New Guinea Liquefied Natural Gas Global Co., 9.198% (6-month USLIBOR +3.500%), 6/15/2026	4/14/2023	2,530,967	2,556,532
10,878,821	[2]	Venture Global Calcasieu Pass, LLC, 8.069% (SOFR CME +2.625%), 8/19/2026	1/28/2021- 2/10/2023	10,837,734	10,878,820
9,636,685	[2]	Venture Global Plaquemines LNG, LLC, 7.319% (SOFR CME +1.975%), 5/25/2029	12/15/2022- 6/21/2024	9,356,685	9,636,685
		TOTAL			23,072,037
		Energy - Integrated Energy—3.8%
13,000,000	[2]	BP Oil International Ltd., 6.154% (SOFR CME +5.344%), 7/12/2024	6/25/2024	12,966,722	12,966,722

Foreign Currency Par Amount, Principal Amount or Shares			Acquisition Date[1]	Acquisition Cost in U.S. Dollars[1]	Value in U.S. Dollars
		TRADE FINANCE AGREEMENTS—continued
		Energy - Integrated Energy—continued
$10,000,000	[2]	Ecopetrol S.A., 6.744% (SOFR CME +1.250%), 8/16/2024	12/11/2023	$ 9,988,750	$ 9,999,805
2,000,000	[2]	Staatsolie Maatschappij Suriname NV, 11.085% (1-month USLIBOR +5.500%), 1/25/2028	6/30/2021- 5/22/2024	1,971,634	2,000,000
4,290,075	[2]	Staatsolie Maatschappij Suriname NV, 11.085% (SOFR CME +5.500%), 1/25/2028	6/30/2021- 5/22/2024	4,229,229	4,290,075
		TOTAL			29,256,602
		Energy - Oil Field Equipment & Services—5.7%
11,646,243	[2]	Alfa Lula Alto S.a.r.l., 7.682% (SOFR CME +2.100%), 1/15/2028	6/16/2023- 4/8/2024	11,540,704	11,719,951
2,374,404	[2]	Alfa Lula Alto S.a.r.l., 7.882% (SOFR CME +2.300%), 12/15/2029	6/16/2023- 4/8/2024	2,339,330	2,366,970
6,997,159	[2]	Beta Lula Central S.a.r.l. (Lux, Inc.), 7.882% (SOFR CME +2.300%), 6/15/2030	12/6/2023	6,963,603	7,027,555
13,871,248	[2]	Heritage Petrol Co. Ltd., 10.584% (SOFR CME +5.250%), 5/5/2029	11/9/2023- 5/22/2024	14,224,390	14,207,602
9,190,873	[2]	Sonasing Xikomba Ltd. (“Xikomba”), Bermuda, Inc., 7.885% (3-month USLIBOR +2.300%), 5/29/2026	5/17/2022- 11/4/2022	9,193,560	9,190,873
		TOTAL			44,512,951
		Energy - Oil Refining and Marketing—1.7%
13,390,154	[2]	Yinson Bergenia Production, 9.230% (SOFR CME +3.900%), 6/10/2028	3/6/2023- 6/24/2024	13,392,778	13,390,154
		Foreign Sovereign—8.6%
EUR 6,000,000	[2]	Bank of Industry Ltd. Central Bank of Nigeria, 5.479% (3-month EURIBOR +1.650%), 7/20/2024	9/1/2023	6,402,561	6,424,535
176,800	[2]	Bank of Industry Ltd. Central Bank of Nigeria, 8.330% (3-month EURIBOR +4.500%), 2/14/2025	3/17/2020	193,985	189,344
3,714,286		Benin, Government of, 7.995%, 12/21/2026	12/23/2021	4,209,958	3,977,816
3,428,571	[2]	Benin, Government of, 7.995% (6-month USLIBOR +4.300%), 12/21/2026	12/21/2021	3,868,458	3,516,119
3,107,143	[2]	Benin, Government of, 7.785% (6-month EURIBOR +3.950%), 4/30/2027	6/29/2023- 6/20/2024	3,359,471	3,327,596
10,000,000	[2]	Cote d’Ivoire, Government of, 6.752% (3-month EURIBOR +2.900%), 12/7/2024	5/17/2022- 6/21/2022	10,544,469	10,709,505
12,500,000	[2]	Cote d’Ivoire, Government of, 6.852% (3-month EURIBOR +3.050%), 3/7/2025	5/21/2024	13,569,994	13,333,809
$ 84,938	[2]	Egypt, Government of, 7.887% (SOFR CME +2.500%), 8/27/2024	5/24/2023- 8/24/2023	84,670	84,938
4,000,000	[2]	Kenya, Government of, 12.152% (6-month USLIBOR +6.450%), 3/4/2026	2/16/2024	3,973,000	3,965,264
EUR 3,500,000	[2]	Minister of Finance of Ukraine, 7.819% (3-month EURIBOR +4.100%), 9/1/2026	8/26/2021	4,114,075	3,004,049
8,000,000	[2]	Senegal, Government of, 8.062% (3-month EURIBOR +4.350%), 3/1/2026	6/9/2023	8,596,798	8,567,604
$10,000,000	[2]	The Federal Republic of Nigeria acting by and through the Federal Ministry of Finance, Budget and National Planning of Nigeria (MOF), 11.558% (SOFR CME +5.950%), 12/30/2024	9/1/2022- 1/19/2023	10,000,000	10,000,000
		TOTAL			67,100,579
		Government Agency—4.7%
EUR 12,500,000	[2]	Republic of Senegal Via Ministry of Finance and Budget, 9.489% (6-month EURIBOR +5.800%), 12/22/2028	12/19/2023- 5/9/2024	13,616,924	13,386,881
9,532,292	[2]	Republic of Senegal, represented by the Ministry of Economy, Planning & Cooperation, 8.015% (3-month EURIBOR +4.350%), 12/12/2024	1/11/2023- 1/4/2024	10,348,066	10,208,612
7,000,000	[2]	The National Bank For Foreign Economic Activity of the Republic of Uzbekistan (NBU), 7.662% (3-month EURIBOR +3.750%), 9/5/2025	4/26/2024	7,486,603	7,472,631
5,000,000	[2]	The Republic De Cote D’Ivoire via The Ministry Of Finance And Budget, 6.722% (3-month EURIBOR +3.000%), 12/19/2024	12/21/2023	5,458,589	5,354,752
		TOTAL			36,422,876
		Other—0.6%
$ 4,744,385	[2]	Ten FPSO, 8.468% (SOFR CME +3.125%), 3/15/2026	2/19/2024	4,492,939	4,528,576

Foreign Currency Par Amount, Principal Amount or Shares			Acquisition Date[1]	Acquisition Cost in U.S. Dollars[1]	Value in U.S. Dollars
		TRADE FINANCE AGREEMENTS—continued
		Pharmaceuticals—0.9%
EUR 6,318,777	[2]	Medina, 6.865% (3-month EURIBOR +3.000%), 4/30/2029	8/31/2023	$ 6,785,699	$ 6,702,399
		State/Provincial—4.1%
$12,988,226	[2]	Egypt, Government of, 9.048% (SOFR CME +4.000%), 6/12/2026	6/9/2024- 6/25/2024	12,988,226	12,897,982
10,000,000	[2]	Tanzania, Government of, 11.542% (SOFR CME +5.850%), 8/9/2026	5/20/2024	10,001,250	9,934,874
EUR 8,777,777	[2]	The Republic of Cote d’Ivoire acting through And Represented By The Ministry Des Finances Et Du Budget (Ministry Of Finance And Budget), 9.441% (3-month EURIBOR +5.750%), 1/8/2028	6/3/2024	9,569,141	9,401,903
		TOTAL			32,234,759
		Supranational—3.1%
$14,000,000		Africa Finance Corp., 6.059%, 1/17/2025	3/11/2022- 5/8/2024	13,978,750	14,000,000
5,000,000	[2]	Eastern and Southern African Trade and Development Bank, 6.695% (SOFR CME +1.350%), 8/23/2024	2/9/2023	4,936,750	4,994,422
5,000,000	[2]	Eastern and Southern African Trade and Development Bank, 6.798% (SOFR CME +1.450%), 8/23/2025	7/18/2023	4,876,750	5,000,000
		TOTAL			23,994,422
		Telecommunications - Wireless—6.7%
5,800,000	[2]	HTA Group Ltd, Inc., 9.847% (SOFR CME +4.500%), 9/13/2028	5/20/2024- 5/28/2024	5,648,600	5,595,784
12,580,000	[2]	IHS Holding Ltd., Cayman Islands Incorporation, 9.274% (SOFR CME +3.750%), 10/28/2025	12/13/2022- 4/23/2024	12,180,750	12,580,000
EUR 482,625	[2]	Phoenix Tower International (PTI) Iberica V, NewCo created and, Inc. in Spain, 6.948% (3-month EURIBOR +3.250%), 10/25/2030	10/19/2023- 12/21/2023	520,173	530,655
7,800,000	[2]	Phoenix Tower International (PTI) Iberica V, NewCo created and, Inc. in Spain, 7.108% (6-month EURIBOR +3.250%), 10/25/2030	10/19/2023- 5/9/2024	8,318,474	8,576,243
$ 7,000,000	[2]	Phoenix Tower International Spain ETVE, S.L.U., 9.335% (SOFR CME +4.000%), 8/10/2027	11/21/2022	6,951,000	7,099,223
EUR 8,750,000	[2]	TDC Net A/S, 6.173% (3-month EURIBOR +2.400%), 2/2/2027	3/28/2023	9,492,118	9,370,817
$ 8,500,000	[2]	Tillman Infrastructure ABS SUB 1, LLC, 8.310% (SOFR CME +3.000%), 4/23/2029	6/25/2024	8,457,500	8,457,500
		TOTAL			52,210,222
		Transportation - Transport Infrastructure/Services—2.8%
EUR 7,500,000	[2]	Fraport TAV Antalya Yatirim Yapim ve Isletme, 9.172% (6-month EURIBOR +5.500%), 9/25/2025	9/1/2022	7,461,001	8,081,577
$ 6,674,107	[2]	Impala Terminals Switzerland SAR, 8.510% (SOFR CME +3.000%), 8/13/2025	3/28/2023- 12/1/2023	6,576,570	6,621,181
7,000,000	[2]	ITG3 S.a.r.l, 8.708% (SOFR CME +3.250%), 2/15/2027	5/24/2024	7,001,750	6,991,469
		TOTAL			21,694,227
		Utility - Electric-Generation—1.9%
EUR 7,000,000	[2]	Eesti Energia A.S, 8.398% (6-month EURIBOR +4.500%), 5/11/2028	5/5/2023	7,712,250	7,496,653
$ 4,020,000	[2]	Karadeniz Powership Osman Khan Co. Ltd., 10.987% (6-month USLIBOR +5.500%), 9/15/2026	10/14/2021	3,979,800	4,011,582
1,590,450	[2]	Karpower International DMCC (opco, Dubai) (“Karpower Reef”), 11.835% (SOFR CME +6.500%), 6/30/2026	3/20/2023	1,570,569	1,579,793
984,017	[2]	Karpowership, 10.207% (6-month USLIBOR +4.928%), 2/28/2025	7/30/2020- 7/9/2021	970,850	988,126
219,943	[2]	SMN Barka Power Co. S.A.O.C., 6.946% (6-month USLIBOR +1.250%), 3/31/2026	12/2/2020	230,809	219,241
461,538	[2]	The Sharjah Electricity and Water Authority, 7.522% (3-month USLIBOR +1.950%), 12/23/2025	12/21/2020	460,731	461,539
		TOTAL			14,756,934
		TOTAL TRADE FINANCE AGREEMENTS (IDENTIFIED COST $689,938,854)			687,359,349

Foreign Currency Par Amount, Principal Amount or Shares		Acquisition Date[1]	Acquisition Cost in U.S. Dollars[1]	Value in U.S. Dollars
	INVESTMENT COMPANY—9.2%
$71,449,688	Federated Hermes Government Obligations Fund, Premier Shares, 5.23%[6] (IDENTIFIED COST $71,449,688)			$ 71,449,688
	TOTAL INVESTMENT IN SECURITIES—97.6% (IDENTIFIED COST $761,388,542)			758,809,037
	OTHER ASSETS AND LIABILITIES - NET—2.4%[7]			18,871,722
	TOTAL NET ASSETS—100%			$777,680,759
At June 30, 2024, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive		In Exchange For	Net Unrealized Appreciation
Contracts Sold:
8/26/2024	Barclays Bank PLC	94,960,000	EUR	$102,238,143	$274,938
9/26/2024	State Street Bank & Trust	95,000,000	EUR	$102,495,652	$336,199
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS					$611,137
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $28,281 and $1,333,842, respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Appreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net.”
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended June 30, 2024, were as follows:
	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	Federated Hermes Government Obligations Fund, Premier Shares	Total of Affiliated Transactions
Value as of 3/31/2024	$5,478,299	$—	$5,478,299
Purchases at Cost	$124,644,869	$228,671,144	$353,316,013
Proceeds from Sales	$(130,123,061)	$(157,221,456)	$(287,344,517)
Change in Unrealized Appreciation/Depreciation	$(4,008)	$—	$(4,008)
Net Realized Gain/(Loss)	$3,901	$—	$3,901
Value as of 6/30/2024	$—	$71,449,688	$71,449,688
Shares Held as of 6/30/2024	—	71,449,688	71,449,688
Dividend Income	$160,979	$803,274	$964,253

1
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2024, these restricted securities amounted to $687,359,349, which represented 88.4% of total net assets.

2	Floating/variable note with current rate and current maturity or next reset date shown.
3	Issuer in default.
4
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee (“Valuation Committee”).

5	Non-income-producing security.
6	7-day net yield.
7	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2024.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Federated Investment Management Company (the “Adviser”).

■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, expected recovery rate on distressed securities, opinion of legal counsel regarding the outcome of any relevant legal matters or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
The Fund’s investments in trade finance agreements are primarily determined by applying discounted cash flow methodologies utilizing various inputs such as available or implied credit ratings, loan characteristics, seniority, collateral, comparable debt instruments, yield curves or indices, broader loan data, bond data and bond sector curves. When appropriate, other considerations may include asset liquidation analyses, internal credit assessments and general market conditions. The Fund utilizes third-party pricing specialists in determining its valuations. Typically, there are no other sources of evaluations for these investments and the inputs utilized are less observable. Additionally, trade finance agreements are typically held to maturity by investors and therefore do not trade on a consistent basis. Accordingly, executed trade prices are usually unavailable and thus, generally cannot be relied upon to support valuations of these investments. Therefore, inputs unobservable in active markets must be relied upon more heavily and as such, the Fund’s management has determined these to be Level 3 investments. The prices realized for these investments upon sale may be different than prices used bye the Fund to value them and the differences could be material.
Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with the Adviser’s procedures.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;

■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2024, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Trade Finance Agreements	$—	$—	$687,359,349	$687,359,349
Investment Company	71,449,688	—	—	71,449,688
TOTAL SECURITIES	$71,449,688	$—	$687,359,349	$758,809,037
Other Financial Instruments[1]
Assets	$—	$611,137	$—	$611,137

1	Other financial instruments are foreign exchange contracts.
Trade finance agreements’ fair values are primarily derived from discounted cash flow methodologies utilizing unobservable inputs due to the lack of market transactions. The discount rate used within the methodologies to discount the future anticipated cash flows is considered a significant unobservable input. Increases/(decreases) in the discount rate would result in a (decrease)/increase to an investment’s fair value.
Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:
Investments in Trade Finance Agreements
Balance as of 3/31/2024	$587,809,962
Accreted/amortized discount/premiums	473,857
Realized gain (loss)	(130,266)
Change in unrealized appreciation/depreciation	(2,287,217)
Purchases	258,639,725
(Sales)	(157,146,712)
Balance as of 6/30/2024	$687,359,349
Total change in unrealized appreciation/depreciation attributable to investments still held at 6/30/2024	$(2,131,387)

The following acronym(s) are used throughout this portfolio:
EUR	—Euro
EURIBOR	—Euro Interbank Offered Rate
JSC	—Joint Stock Company
LIBOR	—London Interbank Offered Rate
SOFR	—Secured Overnight Financing Rate